CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 225,365,547	$ 264,488,162	$ 138,496,690
Interest expense	(18,668,523)	(18,378,823)	(10,102,290)
Total Net Revenues	206,697,024	246,109,339	128,394,400
Operating cost and expenses:
Execution and clearing	(15,607,914)	(31,143,578)	(12,645,113)
Employee compensation and benefits (including share-based compensation of US$6,054,612, US$13,370,377 and US$14,213,841 for the years ended December 31, 2020, 2021 and 2022, respectively)	(101,749,440)	(87,160,214)	(50,039,073)
Occupancy, depreciation and amortization	(9,013,467)	(6,134,991)	(4,735,881)
Communication and market data	(27,138,244)	(22,121,263)	(10,320,505)
Marketing and branding	(33,121,767)	(59,264,634)	(15,871,777)
General and administrative	(18,332,557)	(22,705,839)	(13,748,818)
Total operating cost and expenses	(204,963,389)	(228,530,519)	(107,361,167)
Other income (expenses):
Fair value change from convertible bonds		4,194,848
Others, net	298,150	(2,719,196)	996,559
Income before income taxes	2,031,785	19,054,472	22,029,792
Income tax expense	(4,288,665)	(4,363,771)	(2,850,547)
Net income (loss)	(2,256,880)	14,690,701	19,179,245
Less:
Net income attributable to redeemable non-controlling interests			3,114,452
Net income attributable to non-controlling interests	(129,215)
Accretion of Redeemable Non-controlling Interests to Redemption Value	(58,776)
Net income (loss) attributable to ordinary shareholders of UP Fintech	$ (2,186,441)	$ 14,690,701	$ 16,064,793
Net income (loss) per share attributable to ordinary shareholders of UP Fintech:
Basic	$ 0.00	$ 0.01	$ 0.01
Diluted	$ 0.00	$ 0.01	$ 0.01
Weighted average shares used in calculating net income (loss) per ordinary share:
Basic	2,295,154,791	2,205,186,257	2,117,904,025
Diluted	2,295,154,791	2,335,717,204	2,162,232,325
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities (net of tax effect of US$6,284, nil and US$88,563 for the years ended December 31, 2020, 2021 and 2022, respectively)	$ (768,590)	$ 1,899,605	$ 41,149
Change in cumulative foreign currency translation adjustment	(8,130,208)	1,839,022	3,752,464
Total Comprehensive income (loss)	(11,155,678)	18,429,328	22,972,858
Total Comprehensive income attributable to redeemable non-controlling interests			3,114,452
Total Comprehensive loss attributable to non-controlling interests	(130,783)
Accretion of redeemable non-controlling interests to redemption value	(58,776)
Total Comprehensive income (loss) attributable to ordinary shareholders of UP Fintech	(11,083,671)	18,429,328	19,858,406
Commissions
Revenues:
Revenues	108,118,464	147,198,648	77,628,521
Financing service fees
Revenues:
Revenues	7,903,057	9,268,819	6,576,622
Interest income
Revenues:
Revenues	85,150,424	70,335,156	31,754,541
Other revenues
Revenues:
Revenues	$ 24,193,602	$ 37,685,539	$ 22,537,006